Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2016
Drilling Rigs [Abstract]
Property, Plant and Equipment, Schedule of Sales after IPO	Drilling rigs

(In millions of U.S. dollars)	December 31, 2016	December 31, 2015
Cost	4,128.2	4,116.1
Accumulated depreciation	(1,599.4)	(1,378.1)
Net book value	2,528.8	2,738.0